SHARE-BASED COMPENSATION ARRANGEMENTS (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Share shares	Dec. 31, 2024 USD ($) Share	Dec. 31, 2023 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period vesting conditions	between 0.5-4 years
Number of shares available for future issuance | shares	1,631,192
Number of options outstanding	263,000	1,368,000	1,852,000
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 308	$ 912
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	2,535,000	2,454,000
Restricted Stock Units | Executives and employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	2,534,753	2,454,034
Restricted Stock Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 15,099	$ 8,543
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year	246,849	381,447
Performance Share Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $	$ 2,641	$ 2,005